Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments By Category [Abstract]
Schedule of financial assets and financial liabilities

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	28,988	-	-	-	28,988	7,782	36,770
Investments in financial assets:
- Public companies' securities	-	957	138	28	1,123	-	1,123
- Private companies' securities	-	-	-	1,826	1,826	-	1,826
- Deposits	3,664	36	-	-	3,700	-	3,700
- Bonds	-	16,728	1,062	998	18,788	-	18,788
- Investments in financial assets with quotation	-	9,234	436	-	9,670	-	9,670
Derivative financial instruments:
- Foreign-currency future contracts	-	-	29	-	29	-	29
- Others	-	-	12	95	107	-	107
Restricted assets (ii)	7,460	-	-	-	7,460	-	7,460
Financial assets held for sale:
- Clal	-	15,839	-	-	15,839	-	15,839
Cash and cash equivalents:
- Cash at bank and on hand	6,726	-	-	-	6,726	-	6,726
- Short-term investments	52,387	1,369	-	-	53,756	-	53,756
Total assets	99,225	44,163	1,677	2,947	148,012	7,782	155,794

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables	14,768	-	-	-	14,768	5,546	20,314
Borrowings (excluding finance leases)	312,512	-	-	-	312,512	-	312,512
Derivative financial instruments:
- Swaps	-	-	134	-	134	-	134
- Others	-	-	871	48	919	-	919
Total liabilities	327,280	-	1,005	48	328,333	5,546	333,879

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 19).
(ii)	Corresponds to deposits in guarantee and escrows.

Financial assets and financial liabilities as of June 30, 2018 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2018
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	29,024	-	-	-	29,024	8,156	37,180
Investments in financial assets:
- Public companies' securities	-	1,282	-	210	1,492	-	1,492
- Private companies' securities	-	-	-	1,817	1,817	-	1,817
- Deposits	2,172	37	-	-	2,209	-	2,209
- Bonds	16	21,669	786	1,234	23,705	-	23,705
- Investments in financial assets with quotation	-	13,102	-	-	13,102	-	13,102
Derivative financial instruments:
- Foreign-currency future contracts	-	-	110	-	110	-	110
- Others	-	-	25	-	25	-	25
Restricted assets (ii)	9,784	-	-	-	9,784	-	9,784
Financial assets held for sale:
- Clal	-	19,064	-	-	19,064	-	19,064
Cash and cash equivalents:
- Cash at bank and on hand	10,037	-	-	-	10,037	-	10,037
- Short term investments	44,080	3,938	-	-	48,018	-	48,018
Total assets	95,113	59,092	921	3,261	158,387	8,156	166,543

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2018
Liabilities as per Statement of Financial Position
Trade and other payables	16,280	-	-	-	16,280	12,271	28,551
Borrowings (excluding finance leases)	321,438	-	-	-	321,438	-	321,438
Derivative financial instruments:
- Foreign-currency future contracts	-	-	12	-	12	-	12
- Swaps	-	-	73	-	73	-	73
- Others	-	13	-	36	49	-	49
- Forwards	-	-	185	-	185	-	185
Total liabilities	337,718	13	270	36	338,037	12,271	350,308

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 19).
(ii)	Corresponds to deposits in guarantee and escrows.

Schedule of book value of financial instruments recognized

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	As of June 30, 2019			As of June 30, 2018
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	30,501	(1,513)	28,988	30,379	(1,355)	29,024
Financial liabilities
Trade and other payables	16,281	(1,513)	14,768	17,635	(1,355)	16,280

Schedule of income, expense, gains and losses on financial instruments

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	854	-	854
Interest expense	(15,549)	-	(15,549)
Foreign exchange gains, net	873	-	873
Dividend income	68	-	68
Fair value gain on financial assets at fair value through profit or loss (i)	-	1,645	1,645
Gain on derivative financial instruments, net	-	360	360
Other finance costs	623	-	623
Total financial instruments	(13,131)	2,005	(11,126)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	930	-	930
Interest expense	(13,645)	-	(13,645)
Loss from debt exchange	(4,297)	-	(4,297)
Foreign exchange losses, net	(9,460)	-	(9,460)
Dividend income	146	78	224
Fair value loss on financial assets at fair value through profit or loss	-	(1,400)	(1,400)
(Loss) / Gain on derivative financial instruments, net	(2)	282	280
Other finance costs	(89)	-	(89)
Total financial instruments	(26,417)	(1,040)	(27,457)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2017
Interest income	1,063	-	1,063
Interest expense	(13,185)	-	(13,185)
Foreign exchange gains, net	1,000	8	1,008
Dividend income	10	79	89
Fair value gain on financial assets at fair value through profit or loss	-	5,152	5,152
Gain on derivative financial instruments, net	4	248	252
Other finance costs	(482)	-	(482)
Total financial instruments	(11,590)	5,487	(6,103)

(i)	Included within "Financial results, net" in the Statements of Income.

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Preferred shares of Condor	Binomial tree – Theoretical price I	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 3	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Promissory note	Discounted cash flows - Theoretical price	Market interest-rate (Libor rate curve)	Level 3	Market interest-rate 1.8% to 2.2%
Warrants of Condor	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 2	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
TGLT Non-convertible Notes	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate.	Level 3	Underlying asset price Ps. 8 to Ps.12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Call option of Arcos	Discounted cash flows	Projected revenues and discounting rate.	Level 3	-
Investments in financial assets - Other private companies' securities (*)	Cash flow / NAV - Theoretical price	Projected revenue discounted at the discount rate
		The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.	Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price	Projected revenue discounted at the discount rate
		The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.	Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*)	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

Schedule of changes in Level 3 instruments

The following table presents the changes in Level 3 financial instruments as of June 30, 2019 and 2018:

	Investments in financial assets - Public companies' Securities	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' Securities	Investment in financial assets - Others	Derivative financial instruments - Warrants	Total
Balances at June 30, 2017	128	(16)	1,500	-	-	1,612
Additions and acquisitions	-	-	53	818	-	871
Transfer to level 1 (ii)	-	-	(156)	-	-	(156)
Cumulative translation adjustment	-	(20)	761	122	-	863
Deconsolidation (see Note 4.I.)	-	-	(196)	-	-	(196)
Write off	(105)	-	-	-	-	(105)
Gain / (loss) for the year (i)	187	-	(145)	294	-	336
Balances at June 30, 2018	210	(36)	1,817	1,234	-	3,225
Additions and acquisitions	-	-	120	-	-	120
Transfer between levels	(138)	-	107	-	72	41
Cumulative translation adjustment	(8)	-	(45)	(13)	13	(53)
Write off	-	-	-	-	-	-
Gain / (loss) for the year (i)	(36)	(12)	(173)	(223)	10	(434)
Balances at June 30, 2019	28	(48)	1,826	998	95	2,899

(i)	Included within "Financial results, net" in the Statements of income.
(ii)	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.